Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.38

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025040368	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	XXX not in file. XXX Disclosure not in file. Unable to confirm if affiliates were used on the transaction. Coding unknown fees to affiliate results in state and XXX high cost finding. Need XXX to finalize compliance testing.	XXX	Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;		XXX: Received email from lender confirming they have no affiliates. XXX not required.	XXX	C	A	C	A	C	A	C	A	C	A
2025040368	XXX	XXX	XXX	Credit	XXX Number is not listed on Security Instrument	XXX	2	Acknowledged	Unable to locate XXX on DOT (p. 747) or Exhibit A (p. 757)		Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;		Client: XXX - No assignee liability.	XXX	C	B	C	B	C	B	C	B	C	B
2025040368	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	3	Open	1. XXX Guide XXX Section 12.10.02 (p. 89) state maximum NSFs are XXX in past XXX. provided there were XXX occurrences in the most recent XXX months. Bank statements show XXX NSFs in the past XXX months and XXX NSFs in the past XXX months (p, 294, p. 314) 2. Bank Statements end XXX and loan closed XXX, unable to locate XXX most recent bank statements (XXX and XXX)		Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;			XXX	C	C	C	C	C	C	C	C	C	C
2025040368	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	3	Open	Unable to locate sourcing for large deposit of $XXX (p. 326). This is an unusual deposit for the business and per guidelines must be documented.		Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;			XXX	C	C	C	C	C	C	C	C	C	C
2025040368	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	3	Open	Missing Verification of Rental payment history		Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;			XXX	C	C	C	C	C	C	C	C	C	C
2025040365	XXX	XXX	XXX	Compliance	Calculated Amortized Term does not match Term of Note	XXX	1	Closed	Note is for XXX fixed rate loan with payments equivalent to XXX XXX loan as disclosed on Closing Disclosures and Amortization schedule.	XXX	Verified reserves - XXX Guidelines XXX XXX- p59- requires XXX for additional prop, XXX for grade XXX, XXX for over XXX million, XXX for LTV over XXX =XXX. Borrower has XXX months verified reserves post close which does exceed the required amount.; Verified credit history - XXX Guidelines XXX-XXX p32- requires minimum fico XXX. Borrower has qualifying fico of XXX.;		XXX - Received a copy of a corrected Note to support the terms on the final XXX and Amortization schedule. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025040365	XXX	XXX	XXX	Compliance	XXX Error	XXX	3	Open	Incorrect Note form used on transaction. The loan has a final CD p123 that reflects a product of XXX yr XXX, however the origination note in loan file shows XXX YR Fixed p177. Interest Only not disclosed on Note and XXX of XXX payments does not pay off principal of loan. Payment is disclosed as fixed. Need updated Note to reflect fully amortized payment, post interest-only period, for qualifying ratios.	Verified reserves - XXX Guidelines XXX XXX-XXX- p59- requires XXX for additional prop, XXX for grade XXX, XXX for over XXX million, XXX for LTV over XXX =XXX. Borrower has XXX months verified reserves post close which does exceed the required amount.; Verified credit history - XXX Guidelines XXX-XXX p32- requires minimum fico XXX. Borrower has qualifying fico of XXX.;	XXX XXX Copy of page 1 of corrected Note received with copy of original Note.
**Finding remains, missing all pages of the corrected XXX Note.

XXX Received page 1 of the updated Note and a XXX Ex label.

*Exception remains. Note to be signed by borrower with lender cure lender explaining discrepancy is needed.

XXX Received duplicate copy of Note that is unexecuted by borrower.
**Finding remains** Note to be signed by borrower with lender cure lender explaining discrepancy is needed.

XXX - Received a copy of a corrected Note to support the terms on the final CD; however Note is not executed.
												*Exception Remains. Copy of corrected Note is not executed by the Borrower. Missing is executed Note with satisfactory XXX to the borrower to address the discrepancy. Evidence of receipt will be confirmed with proof of Note execution.		XXX	C	C	C	C	C	C	C	C	C	C
2025040366	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	3	Open	Missing proof of tax payment for XXX XXX XXX and missing proof of insurance and taxes for primary XXX XXX. Subject to recalculation of qualifying DTI.		Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;			XXX	C	C	C	C	C	C	C	C	C	C
2025040366	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	3	Open	Missing copy of leases or Schedule E for XXX to document rental income for XXX XXX and XXX. Subject to reverification of qualifying DTI.		Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;			XXX	C	C	C	C	C	C	C	C	C	C
2025040366	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	3	Open	Per guidelines, section 12.1.5, the existence of XXX businesses must be validated within XXX days on Note date. CPA letter in file p968 is dated XXX which is >XXX from Note date of XXX.		Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;			XXX	C	C	C	C	C	C	C	C	C	C
2025040366	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	3	Open	Lender calculated DTI XXX%. Review calculated DTI is XXX%. Discrepancy due to multiple issues. Review bank statement income is $XXX compared to lender calculation of $XXX. Appears lender used XXX% of qualifying deposits without taking fixed XXX% expense factor as required per guidelines on XXX bank statements. Additionally, higher net rent loss calculated on subject of $XXX compared to 1008 of $XXX. Also, higher rental loss calculated on additional properties. Unable to determine rental loss discrepancies as 1008 does not match 1003 and 1003 XXX information is incomplete and does not include mortgage liabilities in expenses.		Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;			XXX	C	C	C	C	C	C	C	C	C	C
2025040366	XXX	XXX	XXX	Credit	Missing Schedule of XXX Owned	XXX	3	Open	Final 1003 does not have complete or correct XXX information on section 3. Mortgage liabilities are not disclosed and correct tax/insurance information not disclosed. 1003 does not support 1008 on net rental loss figures on subject or additional XXX.		Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;			XXX	C	C	C	C	C	C	C	C	C	C
2025040367	XXX	XXX	XXX	Compliance	All title holders did not execute the Mortgage/DOT	XXX	3	Open	Deed present p172 indicates a third party, XXX, that is not on Mortgage.		Verified reserves - XXX Guide XXX-XXX-XXX p58/59- XXX reserves for additional financed prop, XXX for Grade XXX, and XXX for invest which is XXX reserves to verify at $XXX. Borrower has XXX verified post close reserves which exceed the guideline requirement.; Verified credit history - XXX Guide XXX-XXX p62- minimum fico requirement is XXX- borrower has a fico score of XXX.;			XXX	C	C	C	C	C	C	C	C	C	C
2025040475	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Loan approval not in file. Only 1008 provided.	XXX	Verified housing payment history - XXX combined months of satisfactory mortgage history paid XXX per credit report. ; Verified employment history - Borrowers have been self-employed for XXX years. ;		XXX Lender loan approval sheet received.	XXX	D	A	D	A	D	A	D	A	D	A
2025040475	XXX	XXX	XXX	Credit	Non-Arms Length Transaction	XXX	1	Closed	***UPDATED EXCEPTION XXX: Transaction is considered arm's length, as defined by agency and guideline XXX. Per guidelines section XXX the transaction is non-arm’s length, personal relationship exists between buyer and loan originator. Missing investor acknowledgment of the non-arm's length transaction, as defined by guidelines XXX.

*** UPDATED EXCEPTION ***
Appraiser comments that loan is an Arms Length transaction. Subject is a non-arms length. Appraisal correction necessary. No evidence of lender acknowledged exception provided.
*** UPDATED EXCEPTION ***
Subject borrower has the same last name as the Originator (final App p. 822). Evidence of a letter in file states borrower and XXX are XXX (p.96). Guidelines (p. 9/77) state under Eligible Non-Arm's length that a licensed XXX that is not the borrower or a relative must have taken the 1003 Application. Appraiser comments that loan is an Arms Length transaction. Subject is a non-arms length. Appraisal correction necessary. No evidence of lender acknowledged exception provided.
***ORIGINAL EXCEPTION***
XXX purchase is not an allowable non-arm's length transaction under XXX guidelines. Borrower is the Salesperson/Broker Associate (p. 294) and received a $XXX commission credit at closing (p. 796). Guidelines state Borrowers cannot provide services on the transaction. Guidelines allow non-arms length for primary residence only (g/lines p.15/41). Subject is a XXX . Subject borrower also has same last name as the Originator (final App p. 822). Evidence of a letter in file states borrower and XXX are XXX (p.96). Appraiser comments that loan is an Arms Length transaction, guidelines require the Appraiser to be aware of non-arms length. No evidence of lender acknowledged exception.	XXX	Verified housing payment history - XXX combined months of satisfactory mortgage history paid XXX per credit report. ; Verified employment history - Borrowers have been self-employed for XXX years. ;	XXX XXX - Exception re-reviewed. Lender response posted XXX is sufficient to satisfy the exception. Lender guidelines state that the list of eligible non-arms lengths situations is not a complete list and that the underwriters must use prudent decision making when approving loans with similar circumstances. Lender stated that the since the circumstance was not on the eligible list they deferred to agency. Circumstance is not considered non-arms length by agency. XXX Exception Cleared;

XXX - Lender's posted response is insufficient to satisfy the exception. -- Per XXX, Non-ARM's length is a XXX or XXX relationship amongst parties including buyer and XXX. XXX Eligible XXX: Licensed XXX that is not the borrower or a relative must have taken the 1003 Application. XXX is the borrower's brother who took the 1003/Application. Investor acknowledgement of the exception to guidelines is required.

XXX - Received updated NDM Non-QM guidelines_XXX_XXX along with NDM-Non QM Full Doc XXX_XXX  to review loan file too. Rebuttal stated: "Section 3.1.2 discusses acceptable XXX transactions. Please note that the borrower is not an employee of the mortgage broker. Note the way the XXX read in the guidelines. Borrower is not an employee of the mortgage broker; the other bullets line up under that. Appears the appraisal still needs to be corrected".
** Finding for Appraiser comments to be updated remains. Borrower is not an employee of Broker, thus the additional XXX under this heading stating that a licensed XXX that is not the borrower or a relative must have taken the 1003 Application would not apply and is cleared.

XXX - Received XXX  Guideline effective XXX. XXX  is allowed as a non-arms length transaction as no stipulation noted in g/line to XXX. Non-Arm's length allowed with commission earnings allowed for down payment (p. 9/77).
Guideline (p. 9/77) state under Eligible Non-Arm's length that a licensed XXX that is not the borrower or a relative must have taken the 1003 Application. Borrower and XXX are XXX per letter in file, thus this exception remains as amended.

XXX Recd from lender: This is an eligible transaction. The borrower is representing themselves in this transaction and per our guidelines their commission earned may be used for the down payment.
												** Finding remains, please provide a complete copy of the guideline and matrix used for loan approval.	XXX - Exception re-reviewed. Lender response posted XXX/XXX is sufficient to satisfy the exception. Lender guidelines state that the list of eligible non-arms lengths situations is not a complete list and that the underwriters must use prudent decision making when approving loans with similar circumstances. Lender stated that the since the circumstance was not on the eligible list they deferred to agency. Circumstance is not considered non-arms length by agency. XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2025040475	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	*** UPDATED EXCEPTION ***
Updated guideline states the borrower must contribute XXX% of the purchase price from their own funds when gift funds are utilized. Proof of borrower XXX% investment remains outstanding. XXX deposit receipt $XXX from borrower (p. 522) occurred after the bank statement verification dates and does not support XXX% investment requirement of $XXX. The Earnest money of $XXX was part of gift funds.

*** UPDATED EXCEPTION ***
Guidelines state that gift funds may not be used for reserves.  Borrower liquid assets remaining are not sufficient to cover XXX months reserve requirement per guidelines (XXX. for subject plus XXX months XXX for each additional XXX, thus XXX additional months). Guidelines require a minimum borrower XXX% investment from own funds with use of gift funds. Gifts wired to closing. Earnest money was part of gift.  XXX deposit by borrowers (p. 522) occurred after verification of assets (bank statements).
*** ORIGINAL EXCEPTION ***
Gift funds were used in subject transaction totaling $XXX. Subject transaction is the purchase of a XXX. Guidelines state that gift funds are allowed on Primary Purchase only. No evidence of lender acknowledged exception.	XXX	Verified housing payment history - XXX combined months of satisfactory mortgage history paid XXX per credit report. ; Verified employment history - Borrowers have been self-employed for XXX years. ;	XXX XXX - Recd dry funding XXX XXX trailing doc. Minimum contribution met with XXX Commission $XXX + Cash to Close $XXX. NOTE: Bank statement balance is sufficient to cover wire used to satisfy cash to close, thus no other documentation required.

XXX - "The borrower did come in with his required XXX% own funds. The breakdown is as follows:
Real Estate Commission: $XXX
Personal Funds $XXX
Additional Personal Funds $XXX
Total borrower contribution: $XXX
Required borrower funds- $XXX
Borrower acted as his own agent and contributed his real estate commission: Allowable non-arm’s length transaction. Pg 9 of guidelines."
-- Finding remains. Minimum borrower contribution of XXX% is $XXX not met. Cash required to close $XXX - Gift $XXX.

XXX - Received updated XXX Non-QM guidelines_XXX_XXX along with XXX-Non QM Full Doc XXX_XXX to review loan file too. Rebuttal stated: "reserves are not required For additional properties". Agree, additional reserves for additional XXX owned is not required to be verified. Updated guideline cures the need for additional XXX months reserves for additional XXX owned.
** Finding remains as amended. Guideline states that Gift funds may not be used for reserves (p. 49/86). Proof of borrower XXX% investments remains. XXX deposit receipt $XXX from borrower (p. 522) occurred after the bank statement dates and does not support XXX% investment requirement of $XXX  and is after asset verification (bank statements). **** XXX% min. requirement is $XXX. ****
Earnest money of $XXX was part of gift funds.

XXX Recd from lender: This was not a gift of equity. The gift funds were transferred to the borrower via wire, and we don’t have a restriction in our guidelines that would only limit gift funds to a XXX. Even if they were reading the guidelines for a Gift of Equity, they would be wrong as a gift of equity is allowed on XXX. My only guess is they are somehow getting caught up on the portion in the guidelines that state the purchase of a primary residence with an LTV <XXX% does not require the minimum XXX% borrower contribution. This is only regarding the borrower’s contribution piece and does not state gift funds are only allowed on a XXX.
** Finding remains, please provide a complete copy of the guideline and matrix used for loan approval.

XXX - Received XXX Guideline effective XXX which allows gift funds with proof of XXX% of borrower own funds for subject transaction (g/line p. 41/77 for gift funds). Subject is a XXX w/ LTV of XXX%. Gift funds may not be used for reserves (g/line p. 41/77), therefore Exception Remains as amended.

XXX - Received updated XXX Non-QM guidelines_XXX_XXX along with NDM-Non QM Full Doc XXX_XXX to review loan file too. Rebuttal stated: "reserves are not required For additional properties". Agree, additional reserves for additional XXX owned is not required to be verified. Updated guideline cures the need for additional XXX months reserves for additional XXX owned.
** Finding remains as amended. Guideline states that Gift funds may not be used for reserves (p. 49/86). Proof of borrower XXX% investments remains. XXX deposit receipt $XXX from borrower (p. 522) occurred after the bank statement dates and does not support XXX% investment requirement of $XXX and is after asset verification (bank statements). **** XXX% min. requirement is $XXX. ****
												Earnest money of $XXX was part of gift funds.	XXX - Recd dry funding XXX via trailing doc. Minimum contribution met with XXX Commission $XXX + Cash to Close $XXX pg 523,527. NOTE: Bank statement balance is sufficient to cover wire used to satisfy cash to close, thus no other documentation required.	XXX	C	A	C	A	C	A	C	A	C	A
2025040474	XXX	XXX	XXX	Credit	Missing Business Purpose Attestation	XXX	1	Closed	Per the Approval p523, the subject is an investment property. No business purpose XXX or occupancy certificate/XXX in the file. No explanation for what the cash out proceeds will be used for.	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Exception re-reviewed and cleared. Business purpose attestation selection was changed to business purpose and initialed by borrower.

XXX - Attached business purpose attestation indicates loan proceeds were to be used for XXX and XXX purposes.
												--Finding remains. Review is unable to determine if loan proceeds were to be used for personal use. Compliance review will be required if any loan proceeds were used for personal use.	Exception re-reviewed and cleared. Business purpose attestation selection was changed to business purpose and initialed by borrower.	XXX	D	A	D	A	D	A	D	A	D	A
2025040474	XXX	XXX	XXX	Credit	Questionable Occupancy	XXX	1	Closed	Subject property was a primary residence until XXX months ago, and borrower has been living in short term rentals since. Per XXX this was due to renovating the subject to prepare for rental. Motivation for converting the subject from a primary residence to an investment property unclear. Appraisal reflects a vacant unfurnished property, and per final 1003 the borrower is living in a furnished XXX for the forseeable future - motivation for this unclear. 1003 reflects Mailing address as XXX, no explanation for this property but it was the current residence per the initial 1003. LOE with XXX year residence history does not address this property. Motivation for subject occupancy not established, missing evidence of long term rental at XXX property and evidence of rental amount, missing evidence the subject property is listed for rent.	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Exception is cleared with the attached borrower signed XXX, borrower is downsizing after the XXX and intends to continue residing in short-term rentals. Refer to XXX short term rental receipt.	XXX - Exception is cleared with the attached borrower signed LOE, borrower is downsizing after the XXX and intends to continue residing in short-term rentals. Refer to XXX short term rental receipt.	XXX	C	A	C	A	C	A	C	A	C	A
2025040474	XXX	XXX	XXX	Credit	Missing Hazard Insurance Proof of Premium	XXX	2	Acknowledged	XXX has not been paid in full. Correspondence from the insurer reflects a balance of $XXX (p389). No payment for XXX on the final CD (p164)	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Investor acknowledged exception.

XXX Recd from lender: Borrower pays on a monthly basis. Her next monthly payment is due XXX.  The $XXX is the current balance to her XXX renewal.

												**Finding remains, pending investor acknowledgment.	Client: Investor acknowledged exception. Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025040474	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	2	Acknowledged	Per the final 1003 the borrower is living at XXX XXX, LOE p186 states this will be for the foreseeable future. Printout p221 reflects this as an XXX property borrower rented for XXX month, but does not reflect the cost. No verification of the rental amount reflected on the final XXX $XXX (p2) or that this will be a long term rental at this amount going forward, as XXX rates can fluctuate based on the market.	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Investor acknowledged exception. Investor accepts the XXX-month rental confirmation to document the current housing expense and qualify the borrower.

XXX - Recd receipt.
												--Finding remains. Exception escalated to investor for review.	Client: XXX- Investor acknowledged exception. Investor accepts the XXX-month rental confirmation to document the current housing expense and qualify the borrower.	XXX	C	B	C	B	C	B	C	B	C	B
2025040474	XXX	XXX	XXX	Credit	Tax Returns/Transcripts are Insufficient	XXX	1	Closed	The XXX transcript does not match the XXX, which is unaddressed. W2 (p287) reflects XXX wages $XXX, transcript (p292) reflects $XXX.	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Difference is due to XXX XXX.	XXX - Difference is due to XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040474	XXX	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	1	Closed	Wage income used is not supported by the documentation in the file. XXX income $XXX does not support the income used by the lender $XXX. Reviewer used XXX income.	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Exception is cleared with the borrower's XXX presented XXX. Refer to remaining XXX exception.

XXX - Attached XXX is insufficient to satisfy the exception.
--Finding remains.

1) Missing verification of XXX pay rate. XXX paystub does not provide pay rate, thus unable to confirm pay rate increase from XXX to XXX.

2) XXX paystub reflects severance pay of $XXX that has not yet been addressed.

NOTE: DTI XXX% using prior XXX year average with rental income on subject considered (Max XXX%).

XXX Recd from lender: Used 'Expert' to calculate income

**Recd income calculator which also reflects low year to date income and recommends using XXX-XXX average.  Per guideline if income has been inconsistent, the lowest annual compensation over the prior XXX year period must be used to qualify the borrower.  No income calculations support the income used to qualify and no explanation provided for low year to date.  Salary from XXX paystub p325 comes to $XXX (paystub through XXX reflects $XXX) which is lower than XXX income per XXX paystub p327 $XXX.  $XXX=XXX.  Year to date does not support the pay rate and no evidence of recent increase.

												XXX Recd from lender: Used 'Expert' to calculate income	XXX - Exception is cleared with the borrower's XXX presented XXX/XXX. Refer to remaining XXX exception.	XXX	C	A	C	A	C	A	C	A	C	A
2025040474	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI is XXX%. Approved DTI is XXX%. The reasons for the variance are the following:
Rental income on the subject not used, see XXX
Employment Income used $XXX, see XXX
Property tax variance is negligible but also affects DTI, lender used taxes from the tax certificate with no adjustment though there is a homestead exemption. Without the tax exemption taxes are calculated by the reviewer as $XXX annual, $XXX monthly. Lender used $XXX.	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - Recd investor acknowledged exception to use market rent on XXX. Review DTI XXX% < XXX% max allowed.

XXX - Attached XXX is insufficient to satisfy the exception.
-- Finding remains.

1a) Missing investor acknowledged exception to use market rent on XXX subject property that is being refinanced.

1b) Missing evidence of renovation. Appraisal reflects no recent updates.

2a) Missing verification of XXX pay rate. XXX paystub does not provide pay rate, thus unable to confirm pay rate increase from XXX to XXX.

2b) XXX paystub reflects severance pay of $XXX that has not yet been addressed.

												NOTE: DTI XXX% using prior XXX year average with rental income on subject considered (Max XXX%).	XXX - Recd investor acknowledged exception to use market rent on vacant. Review DTI XXX% < XXX% max allowed.	XXX	C	A	C	A	C	A	C	A	C	A
2025040474	XXX	XXX	XXX	Credit	Missing XXX XXX and/or Separation Agreement	XXX	2	Acknowledged	Borrower is divorced and no XXX XXX is available in the file.		Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;		Client: Investor Acknowledged Exception p187	XXX	C	B	C	B	C	B	C	B	C	B
2025040474	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Rental income was used by the lender on the subject property, which is XXX per the appraisal (p32). Guidelines allow market rent to be used on a vacant property refinance by exception only, and only with explanation. XXX from borrower states the reason for not renting was for renovation (p209), however the appraisal reflects no recent updates. No approved exception to use rental income. Also unable to determine the source of the rental income used, $XXX. Market rent per the appraisal is $XXX, XXX% is $XXX. Using this figure the negative net rental is -$XXX not -$XXX as reflected on the final 1003 (p4). Reviewer is not using rental income as there is no exception, no evidence of recent renovation, and occupancy is questionable (see XXX)	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX XXX - XXX Investor Acknowledged Exception.

XXX - Attached motivation XXX is insufficient to satisfy the exception.
--Finding remains.

1) Missing investor acknowledged exception to use market rent on vacant subject property that is being refinanced.

2) Missing evidence of renovation. Appraisal reflects no recent updates.

XXX Recd from lender: Borrower XXX explaining reason for moving before renting house. Borrower did some work and wanted to take XXX to prepare for rental listing. Rental income calc - $XXX from market rent x XXX% vacancy factor = $XXX

**Exception remains pending issue of questionable occupancy (see XXX) and evidence of extenuating circumstances which is recent renovation per the borrower XXX, there is no evidence of recent renovation.  Subject property was the borrower's XXX  for XXX years, and the borrower does not have a replacement primary noted.  File indicates the borrower will live in a short term rental indefinitely which is questionable.  Motivation for occupancy and evidence of extenuating circumstance not provided.

												XXX Recd from lender: Borrower XXX explaining reason for moving before renting house. Borrower did some work and wanted to take pictures to prepare for rental listing. Rental income calc - $XXX from market rent x XXX% vacancy factor = $XXX	Client: XXX/XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025040470	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing XXX months bank statements for XXX , Inc to support income of XXX used to qualify. Calculator reflects statements covering XXX were utilized (p 397). Final DTI is pending.	XXX	Verified credit history - FICO XXX, minimum required XXX.; Verified reserves - Reserves required $XXX, reserves documented $XXX;		XXX Bank statements received.	XXX	C	A	C	A	C	A	C	A	C	A
2025040470	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	Missing post XXX inspection report. Subject is in XXX which was a declared XXX area as of XXX.	XXX	Verified credit history - FICO XXX, minimum required XXX.; Verified reserves - Reserves required $XXX, reserves documented $XXX;	XXX XXX - Recd post XXX inspection report confirming no damage sustained from XXX.	XXX - Recd post disaster inspection report confirming no damage sustained from XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040473	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	1. Final 1003 p6 does not indicate the borrower's citizenship. Per the initial 1003 they are a XXX Citizen (p238) but this selection was removed on the final 1003.;

									2.Final 1003 reflects no current address Per the XXX schedule XXX XXX is the primary residence (p8), but this is not reflected on page 1 and 1003 is missing how long the borrower has been at their current address. Per the XXX report they appear to have purchased in XXX.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX- Exception is cleared with the attached updated 1003. No changes to citizenship and current address from the signed initial 1003, thus borrower signature required.	XXX - Exception is cleared with the attached updated 1003. No changes to citizenship and current address from the signed initial 1003, thus borrower signature required.	XXX	C	A	C	A	C	A	C	A	C	A
2025040473	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	2	Acknowledged	The XXX insurance is missing Ordinance A coverage.		Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX Investor approved exception p138	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025040473	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Subject property is used as a short term rental that the borrower has owned since XXX. Missing XXX month rental record to document the history of rental income received, as required per the guideline for DSCR. Refinance transactions require this unless there is less than a XXX month rental history, however that is not supported for the subject property. DSCR calc p450 reflects the XXX month average is $XXX, however no documentation in the file to support this figure.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Presentment XXX re-reviewed. Exception is cleared with XXX months short term rental record; qualifying income is more conservative than using XXX or prior year average.

XXX - "XXX Views Newly Remodeled is our subject property." ** Agree, missing detailed XXX month rental record to document the history of rental income received for only the subject property. Review is unable to evaluate income for subject since the document provided aggregates the rents for both properties.

												XXX - Attached XXX statements appear to be for subject and non-subject XXX. Review is unable to determine monthly earnings for each unit as they appear to be aggregated.	XXX- Presentment XXX/XXX re-reviewed. Exception is cleared with XXX months short term rental record; qualifying income is more conservative than using XXX or prior year average.	XXX	C	A	C	A	C	A	C	A	C	A
2025040473	XXX	XXX	XXX	Credit	Missing Mortgage History	XXX	2	Acknowledged	Missing mortgage payment history for the subject and the XXX as required per guideline. The mortgage reported on credit is for XXX Lower XXX which was awarded to the XXX per the divorce decree p335. Subject mortgage being paid off, XXX **XXX ([XXX) does not appear on the credit report and there is no supplement/verification of mortgage. Primary mortgage XXX **XXX (p358) does not appear on the credit report and there is no supplement/verification of mortgage.	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - XXX/XXX Investor Acknowledged Exception

XXX - Attached property profile report for XXX reflects vesting changing from borrower and non-borrowing spouse to borrower XXX. Current mortgage XXX with a loan amount of $XXX from XXX reflects Borrower and ex-spouse as borrowers. Missing XXX.

Investor acknowledged exception required for missing XXX, XXX . Subject mortgage being refinanced is held in the name of the borrowers LLC (XXX% Ownership / Manager since XXX), XXX, but no XXX provided.

XXX- "We are unable to obtain a VOM on a closed loan. This loan has been paid off." -- Finding remains. Investor acknowledged exception required. Still missing property report, XXX , is not attached as indicated.

XXX - "(a) XXX was XXX in the XXX name. Most recent mortgage statement in file show XXX was current. I believe XXX payment history is irrelevant to our borrower. (b) XXX– Property Profile is attached. Borrower is XXX owner of property. Mortgage on property is also in XXX name. Most recent mortgage statement in file reflects XXX was current." -- Finding remains. Subject mortgage being refinanced is held in the name of the borrowers LLC (XXX% Ownership / Manager since XXX), XXX. Missing XXX, XXX. Property report,XXX XXX, is not attached as indicated.

												XXX - "These mortgages were in her XXX name. Mortgage statements in file to confirm this. We can’t get XXX if she is not on the mortgages." ** Finding remains. Subject mortgage being refinanced is held in the name of the borrowers LLC, XXX. Missing VOM, XXX. Missing property report for primary residence, XXX. Per guidelines, Sufficient evidence of ownership must be obtained for borrowers residing in a XXX owned XXX by the XXX (i.e fraud report, property report).	Client: XXX/XXX - Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025040468	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing XXX search for XXX used to clear the fraud alert for the closer p823.	XXX	Verified employment history - The borrower has been with their current employer for XXX years.; Established credit history - Open active credit dates back to XXX with no reported default.;	XXX XXX- Exception is cleared with the attached XXX search.	XXX - Exception is cleared with the attached XXX search.	XXX	C	A	C	A	C	A	C	A	C	A
2025040469	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Missing the lender approval, only the unsigned 1008 is in the file (p12)	XXX	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;	XXX XXX - Exception is cleared with the attached underwriting decision.	XXX - Exception is cleared with the attached underwriting decision.	XXX	C	A	C	A	C	A	C	A	C	A
2025040469	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Missing Initial 1003 Application, only the final 1003 is in the file. Used application date from XXX report p153.	XXX	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;	XXX XXX - Exception is cleared with the attached copy of the initial 1003.	XXX - Exception is cleared with the attached copy of the initial 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025040469	XXX	XXX	XXX	Credit	XXX Documentation is Insufficient	XXX	1	Closed	UPDATED EXCEPTION XXX Upon Receipt of XXX: XXX indicates > XXX months Priority of Common Expense Assessments.

ORIGINAL EXCEPTION: No XXX questionnaire in the file. Project approval p262, Project warranty form p263	XXX	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;	XXX XXX - XXX Commitment Schedule XXX references XXX StatuteXXX, which was enacted prior to XXX.

XXX

(b)1. The liability of a XXX mortgagee or its successor or assignees who acquire title to a unit by foreclosure or by deed in lieu of foreclosure for the unpaid assessments that became due before the mortgagee’s acquisition of title is limited to the lesser of:
a. The unit’s unpaid common expenses and regular periodic assessments which accrued or came due during the XXX months immediately preceding the acquisition of title and for which payment in full has not been received by the association; or
b. One percent of the original mortgage debt. The provisions of this paragraph apply only if the first mortgagee joined the association as a defendant in the foreclosure action. Joinder of the association is not required if, on the date the complaint is filed, the association was dissolved or did not maintain an office or agent for service of process at a location which was known to or reasonably discoverable by the mortgagee.

Per XXX, if the XXX is located in a XXX that enacted a law on or before XXX XXX, that provides that regular common expense assessments will have priority over XXX mortgage lien for a maximum amount greater than XXX months, then the maximum number of months of regular common expense assessments permitted under the applicable jurisdiction’s law as of XXX XXX, may have priority over XXX mortgage lien, provided that if the applicable XXX law as of that date referenced an exception for XXX requirements, then no more than XXX months of regular common expense assessments may have priority over XXX mortgage lien.

XXX - Recd XXX . -- Finding remains. Per XXX, "no more than XXX months of regular common expense assessments may have priority over first mortgage lien." XXX  indicates > XXX months Priority of Common Expense Assessments.

XXX - Recd lender's project approval. -- Finding remains. Missing XXX Questionnaire.	XXX - Title Commitment Schedule XXX references XXX Statute XXX, which was enacted prior to XXX.

XXX

(b)1. The liability of a first mortgagee or its successor or assignees who acquire title to a unit by foreclosure or by deed in lieu of foreclosure for the unpaid assessments that became due before the mortgagee’s acquisition of title is limited to the lesser of:
a. The unit’s unpaid common expenses and regular periodic assessments which accrued or came due during the XXX months immediately preceding the acquisition of title and for which payment in full has not been received by the association; or
b. One percent of the original mortgage debt. The provisions of this paragraph apply only if the XXX joined the association as a defendant in the foreclosure action. Joinder of the association is not required if, on the date the complaint is filed, the association was dissolved or did not maintain an office or agent for service of process at a location which was known to or reasonably discoverable by the mortgagee.

													Per XXX, if the XXX is located in a XXX that enacted a law on or before XXX XXX, XXX, that provides that regular common expense assessments will have priority over XXX mortgage lien for a maximum amount greater than XXX months, then the maximum number of months of regular common expense assessments permitted under the applicable XXX law as of XXX XXX, XXX, may have priority over XXX mortgage lien, provided that if the applicable jurisdiction’s law as of that date referenced an exception for XXX requirements, then no more than XXX months of regular common expense assessments may have priority over XXX mortgage lien.	XXX	C	A	C	A	C	A	C	A	C	A
2025040469	XXX	XXX	XXX	Credit	Missing Schedule of XXX Owned	XXX	1	Closed	Guidelines state schedule of XXX owned must be completed on the loan application, including properties held in LLCs.
Commercial Loan stmt p56 - no property on the 1003 associated with this lien
XXX  p57 - in the name of an LLC, property not listed on the 1003
XXX reflected on XXX p180/190, not reflected on 1003
									XXX reflected on XXX p180/189, not reflected on 1003	XXX	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;	XXX XXX - Exception is cleared with the attached borrower signed updated 1003. XXX - Recd updated 1003. Missing borrower signed copy.	XXX - Exception is cleared with the attached borrower signed updated 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025040469	XXX	XXX	XXX	Property	Property Inspection Date is prior to XXX declaration begin date	XXX	1	Closed	Subject property is located in a XXX: XXX, as of XXX. Missing XXX-XXX inspection.	XXX	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;		XXX XXX completed XXX received. No visible damage per report.	XXX	C	A	C	A	C	A	C	A	C	A
2025040472	XXX	XXX	XXX	Property	Property Inspection Date is prior to XXX declaration begin date	XXX	1	Closed	Satisfactory property Inspection required due to XXX on XXX noted as XXX (XXX). Appraisal date is XXX which is prior to the noted XXX incident period of XXX to XXX.	XXX	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - Representative credit score of XXX when guidelines require a minimum of XXX. ; Verified reserves - XXX months reserves remain after closing when guidelines require XXX months. These reserves do not include a XXX account verified in file (p. 162/164);		XXX Cleared, XXX Error. XXX is not located in an XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040467	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	The following participants do not appear in the participant search on the XXX report (p819, 834) -Appraiser XXX (only XXX was submitted) -XXX Attorney	XXX	Verified employment history - The borrower has been with their current employer since XXX.; Verified reserves - Reserves required $XXX, reserves documented $XXX.;	XXX XXX - Exception is cleared with the attached updated fraud report.	XXX - Exception is cleared with the attached updated fraud report.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	Initial 1003 Application is Incomplete	XXX	1	Closed	Missing borrower and XXX executed initial 1003. Review used application date of XXX, as per disclosure tracking. Initial disclosures are dated XXX.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX- Exception is cleared with the attached copy of XXX signed initial 1003.

XXX4 - Recd 1003 executed XXX.
												--Finding remains. Disclosure tracking reflects an application date of XXX. Missing executed initial 1003 issued at application, XXX.	XXX- Exception is cleared with the attached copy of XXX/XXX signed initial 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Compliance	Missing Initial Disclosure(s)	XXX	1	Closed	Application date is indicated to be XXX. Missing initial disclosure package issued XXX. Earliest disclosure provided dated XXX were issued when XXX was added to the loan.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Exception is cleared with the attached initial disclosure package.	XXX- Exception is cleared with the attached initial disclosure package.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	1	Closed	Missing investor acknowledgement for missing XXX letter confirming: expense factor, percentage of ownership, and XXX years self-employment. Per lender email in file, XXX, receipts, and deposits can be used in XXX of XXX letter since borrower does not use a XXX (pg 275).

XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Exception rereviewed and cleared. Lender defers to agency, agency requirement met. Per agency, The lender must verify the existence of the borrower's business within XXX calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a XXX , the internet, or directory assistance. The lender must document the source of the information obtained and the name and XXX of the lender's employee who obtained the information.

Guideline allows use of XXX% expense factor in lieu of CPA letter.

XXX - Recd the same documentation that was presented in the original file.
--Finding remains. Missing investor acknowledgement for the lender approved exception.

XXX - Attached lender posted response does not correspond with the exception.	XXX - Exception rereviewed and cleared. Lender defers to agency, agency requirement met. Per agency, The lender must verify the existence of the borrower's business within XXX calendar days prior to the note date from a third party, such as a XXX, regulatory agency, or the applicable licensing XXX, if possible; or by verifying a phone listing and address for the borrower's business using a XXX , the internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.

													Guideline allows use of XXX% expense factor in lieu of CPA letter.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	High fraud risk finding for XXX is on the lender's exclusionary list not addressed (pg 677).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Exception is cleared with the attached updated fraud report; Risk Score XXX/XXX, all high fraud findings addressed.	XXX - Exception is cleared with the attached updated fraud report; Risk Score XXX/XXX, all high fraud findings addressed.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Compliance	Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX)	XXX	1	Closed	Missing initial XXX issued XXX, as per XXX disclosure date (pg 442). The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))
									The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified XXX reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Exception is cleared with the attached copy of the initial XXX.	XXX - Exception is cleared with the attached copy of the initial XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	Tax Returns/Transcripts are Insufficient	XXX	1	Closed	1) XXX Wage Transcript reflects no record of return (pg 267-2268), however borrowers are married and B1 XXX transcripts are available.

XXX (pg 264)
XXX(pg 265)

2) XXX discrepancy also noted for B2: $XXX includes through XXX (pg 263) vs $XXX through XXX (pg 261); XXX statement reflects no activity XXX/XXX and the other reflects $XXX in XXX and $XXX in XXX.

3) XXX wage transcript does not reflect any XXX income, however, business was indicated to have started in XXX.

Discrepancies to be satisfactorily addressed.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified XXX reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX- Exception re-reviewed. XXX statement in file is for other XXX, XXX, thus income excluded for review. Most recent XXX years XXX transcripts match to the XXX in file. XXX months self-employment income documented satisfies guideline requirements.

XXX - Recd XXX most recent two years XXX transcripts to support two years XXX in file.
--Finding remains. Missing clarification between the XXX XXX statements for XXX. Review us unable to determine if XXX is operating XXX separate XXX.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains.

1) Borrowers were approved using XXX months XXX. Missing B2 XXX Transcripts, as required per guidelines. -- B1 transcripts provided match to the XXX for B1 business and cannot be used for B2.

2) No explanation provided for the XXX income discrepancy for XXX between the statement dated thru XXX and XXX. Statement dated thru XXX XXX reflects no activity XXX-XXX (pg 261), however statement dated thru XXX XXX reflects activity XXX-XXX (pg 263). -- Both statements are for B2 business, discrepancy is not due to one belonging to B1 business.

B2 XXX income discrepancy, no record of XXX transcripts for XXX/XXX, and no XXX income reported in XXX must be satisfactorily addressed.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains.

1) Borrowers were approved using XXX+ months XXX. Missing B2 XXX/XXX XXX Transcripts, as required per guidelines.

2) No explanation provided for the XXX income discrepancy for B2 between the statement dated thru XXX/XXX and XXX/XXX. Statement dated thru XXX XXX reflects no activity XXX-XXX (pg 261), however statement dated thru XXX XXX reflects activity XXX-XXX (pg 263).

3) B2 XXX income discrepancy, no record of XXX transcripts for XXX/XXX, and no XXX income reported in XXX must be satisfactorily addressed.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains.

1) Per guidelines (XXX Yr Program): Most recent XXX- or XXX-years’ XXX transcripts.
--B2 XXX/XXX XXX Form XXX/XXX/XXX reflects no record of return filed.

2) B2 XXX income summary discrepancy has not been addressed; statement dated thru XXX XXX reflects no activity XXX-XXX (pg 261), however statement dated thru XXX XXX reflects activity XXX-XXX (pg 263).

3) The business was indicated to have started in XXX, but there was no XXX reported in XXX. XXX income documentation would not be required, however if provided it should support the business being active since XXX.

XXX - Attached B2 wage and income transcripts reflect no record of return for XXX/XXX.
--Finding remains.

1) B2 no record of return for most recent XXX years to be addressed.
2) B2 XXX income statement discrepancy to be addressed.
3) No XXX income reported XXX to be addressed.

XXX - Lender posted response is insufficient to satisfy the exception.
--Finding remains.
1) Per guidelines, XXX Income: XXX- or XXX-Year XXX Income Documentation -
Most recent XXX or XXX years’ XXX
Most recent XXX- or XXX-years’ XXX transcripts.

2) Attached XXX does not address why one income statement reflects activity XXX/XXX and the other does not.

3) Per guidelines, XXX Income: XXX- or XXX-Year XXX Income Documentation -
Most recent XXX or XXX years’ XXX
												Most recent XXX- or XXX-years’ XXX transcripts.	XXX - Exception re-reviewed. XXX statement in file is for otherXXX, XXX, thus income excluded for review. Most recent XXX years XXX transcripts match to the XXX in file. XXX months self-employment income documented satisfies guideline requirements.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	XXX - Schedule A Exception	XXX	1	Closed	Missing title supplement or final XXX with coverage of $XXX. Supplement reflects a proposed loan amount of $XXX (pg 127).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Recd supplemental report from XXX providing a proposed loan amount of $XXX. XXX - Attached XXX reflects the incorrect loan amount of $XXX. Actual loan amount is $XXX.	XXX - Recd supplemental report from title providing a proposed loan amount of $XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Compliance	Incomplete Change of Circumstance	XXX	1	Closed	XXX in forms in file only provide the re-disclosure date and reason, not the change date.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified XXX reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Recd lender attestation confirming the re-disclosure date on the change in circumstance form is one and the same as the date the circumstances changed.

XXX- Attached attestation confirms re-disclosure date.
--Finding remains. Attestation should confirm response posted XXX/XXX, re-disclosure date on the XXX form is the date the circumstance changed.

XXX - "Dates are listed on XXX-Highlighted Dates on XXX attached. XXX XXX XXX, XXX XXX, XXX XXX, XXX XXX and XXX XXX."
												--Finding remains. Provide lender signed attestation confirming that the date of re-disclosure on the XXX form is the change date.	XXX - Recd lender attestation confirming the re-disclosure date on the change in circumstance form is one and the same as the date the circumstances changed.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Missing XXX energy producing contract, Scheduled B XXX. Also missing evidence of ownership of XXX panels; third-party owned, XXX of the homeowner, or a fixture to the XXX. Common ownership or financing structures include:
XXX,
leasing agreements,
separately financed XXX panels (where the panels serve as collateral for debt distinct from any existing mortgage); or
power purchase agreement	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX XXX - Recd XXX lease agreement.

XXX - Lender posted response is insufficient to satisfy the exception.
												--Finding remains. Title Schedule B exception #XXX, reflects XXX producing contract. Missing a copy of the XXX for review. Per appraisal, XXX are leased (pg 511).	XXX - Recd XXX lease agreement.	XXX	C	A	C	A	C	A	C	A	C	A
2025040465	XXX	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	2	Acknowledged	XXX% Review DTI / XXX% Approved DTI, variance > XXX%. Difference is due to qualifying income calculated using XXX + Prior Year. Review used XXX since income trend has declined.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;		Client: XXX/XXX Non-Material (XXX% Max)	XXX	C	B	C	B	C	B	C	B	C	B
2025040463	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX for increased title insurance, added Notary, Recording service CD issued XXX on page 165.
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Lender's XXX Policy, Notary Fee, Recording Service Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have verified disposable income of $XXX.;	XXX XXX - XXX set in error, borrower shopped/chosen.	XXX - XXX set in error, borrower shopped/chosen.	XXX	C	A	C	A	C	A	C	A	C	A
2025040463	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Missing verification of monthly XXX dues for XXX. XXX statement on page 370 reflects monthly amount $XXX monthly for a XXX Special Assessment but does not list the regular assessment. Redfin search of the property reflects this XXX is currently listed and pending as of XXX with $XXX monthly HOA fee. Review used $XXX for DTI calculation.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have verified disposable income of $XXX.;	XXX XXX -Exception is cleared with the attached XXX statements.	XXX - Exception is cleared with the attached XXX statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025040459	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Missing loan approval/underwriting decision. Only 1008 provided in file.	XXX	Verified housing payment history - B1 credit report confirms XXX and XXX months satisfactory mortgage rating on primary residence XXX and XXX. B2 credit report confirms XXX and XXX months satisfactory mortgage rating on primary and other XXX.; Verified credit history - Middle credit scores XXX/XXX > XXX Minimum Required.;	XXX XXX - Exception is cleared with the attached approval notice.	XXX - Exception is cleared with the attached approval notice.	XXX	C	A	C	A	C	A	C	A	C	A
2025040459	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Not all required participants were input: XXX	XXX	Verified housing payment history - B1 credit report confirms XXX and XXX months satisfactory mortgage rating on primary residence XXX and XXX. B2 credit report confirms XXX and XXX months satisfactory mortgage rating on primary and other XXX.; Verified credit history - Middle credit scores XXX/XXX > XXX Minimum Required.;	XXX XXX - "Per the Underwriter - XXX is not a community property state, XXX should not be needed." -- Fraud report states if the participant is not required, clear alert.	XXX - "Per the Underwriter - XXX is not a community property state, XXX should not be needed." -- Fraud report states if the participant is not required, clear alert.	XXX	C	A	C	A	C	A	C	A	C	A
2025040459	XXX	XXX	XXX	Compliance	XXX Error	XXX	1	Closed	Typed business name, XXX, Inc, under XXX signature is inaccurate. Actual business name is XXX, LLC.	XXX	Verified housing payment history - B1 credit report confirms XXX and XXX months satisfactory mortgage rating on primary residence XXX and XXX . B2 credit report confirms XXX and XXX months satisfactory mortgage rating on primary and other XXX.; Verified credit history - Middle credit scores XXX/XXX > XXX Minimum Required.;	XXX XXX - Recd XXX of Destroyed Note, letter of explanation, executed corrected Note.
-- Recd response from investor XXX/XXX, The Seller uploaded a corrected Note, Destroyed Note XXX and an XXX to borrower to the Clean Room XXX to cure the XXX Error condition. We are good with the documentation provided for the corrected Note.	XXX- Recd XXX of Destroyed Note, letter of explanation, executed corrected Note.
													-- Recd response from investor XXX/XXX, The Seller uploaded a corrected Note, Destroyed Note XXX and an XXX to borrower to the Clean Room XXX to cure the XXX Error condition. We are good with the documentation provided for the corrected Note.	XXX	C	A	C	A	C	A	C	A	C	A
2025040460	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing loan approval/underwriting decision.	XXX	Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified credit history - XXX/XXX Credit Scores > XXX Minimum Required.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Exception is cleared with the attached underwriting decision.	XXX - Exception is cleared with the attached underwriting decision.	XXX	D	A	D	A	D	A	D	A	D	A
2025040460	XXX	XXX	XXX	Compliance	Missing evidence of the Seller Closing Disclosure	XXX	2	Acknowledged	Missing Seller CD.		Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified credit history - XXX/XXX Credit Scores > XXX Minimum Required.; Low DTI - XXX% DTI < XXX% Max Allowed.;		Client: XXX/XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2025040460	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	1	Closed	Missing desktop valuation or desk review to support the original appraisal value of $XXX. XXX Score > XXX.	XXX	Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified credit history - XXX/XXX Credit Scores > XXX Minimum Required.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Exception is cleared with the attached XXX.	XXX - Exception is cleared with the attached XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040462	XXX	XXX	XXX	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	XXX	1	Closed	Missing the disclosure tracking details for the XXX issued XXX page 696. Timing requirements not met with XXX applied. - A revised Loan Estimate was provided on (XXX) XXX (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii))
									A revised Loan Estimate was provided on (XXX) XXX (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii))	XXX	Verified reserves - XXX months of PITI reserves required. XXX months of verified PITI reserves. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX XXX - Exception is cleared with the attached disclosure tracking. XXX - Attached process summary does not reflect the date the borrowers received the re-disclosure, XXX/XXX.	XXX - Exception is cleared with the attached disclosure tracking.	XXX	C	A	C	A	C	A	C	A	C	A
2025040462	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing XXX letter that use of business assets will not have an adverse affect on the business.	XXX	Verified reserves - XXX months of PITI reserves required. XXX months of verified PITI reserves. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX XXX - Recd additional bank statement with cash flow analysis covering XXX months, as required per guidelines.

XXX - Attached cash flow analysis covers XXX months. Per guidelines,  The most recent XXX months business bank statements must be reviewed.

XXX - Per guidelines, Eligibility per XXX Selling Guide with the following overlays:
Business assets may be used for down payment, closing costs, and reserves subject to the following:
▪ If income from the business is being used to qualify, then a cash flow analysis is required to support that the withdrawal of funds will not adversely impact the operation of the business. The most recent XXX months business bank statements must be reviewed along with any other documentation in the file (i.e., business tax returns on a Full Doc loan).
												--Missing cash flow analysis used to determine the use of business assets would not negatively impact the business.	XXX - Recd additional bank statement with cash flow analysis covering XXX months, as required per guidelines.	XXX	C	A	C	A	C	A	C	A	C	A
2025040462	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing bank statement income calculation worksheet completed by lender.	XXX	Verified reserves - XXX months of PITI reserves required. XXX months of verified PITI reserves. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX XXX - Recd XXX bank statement calculator. Borrower was qualified using the lesser income stated on the initial 1003.	XXX - Recd business bank statement calculator. Borrower was qualified using the lesser income stated on the initial 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025040466	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Lender Conditions Sheet (pg 783-792) do not reflect Loan Status as Approved with final approval date. All reflect an approval expiration date of XXX. Loan closed on XXX. Missing final approval with approval date and approval expiration date which covers closing date.	XXX	Low LTV/CLTV/HCLTV - LTV of XXX% based on non-arms length purchase at reduced sales price of $XXX and gift of equity. LTV based on appraisal value of $XXX is XXX%. ; None - No other significant compensating factors. ;	XXX XXX - Exception is cleared with the attached conditions sheet.	XXX - Exception is cleared with the attached conditions sheet.	XXX	C	A	C	A	C	A	C	A	C	A
2025040458	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Missing lender approval with approval date. 1008 in file (pg 12) is undated.	XXX	Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - Recd underwriting decision and DSCR calc.	XXX - Recd underwriting decision and DSCR calc.	XXX	C	A	C	A	C	A	C	A	C	A
2025040458	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	2	Acknowledged	Rent free letter from borrowers XXX (pg 69). Borrower does not meet guidelines for use of rent free letter due to no active mortgage history. 1008 (pg 12) states there is an exception for living rent free, however no approved exception provided in file.		Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - Investor Acknowledged Exception	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025040458	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	1008 (pg 12) states approved as DSCR Ratio XXX. UW worksheet (pg 82) states approved as XXX. Based on DSCR of XXX% the loan qualifies for XXX. Missing lender loan approval with correct XXX.	XXX	Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - Recd underwriting decision and DSCR calc, eligible for DSCR XXX.	XXX - Recd underwriting decision and DSCR calc, eligible for DSCR XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040464	XXX	XXX	XXX	Credit	Missing evidence of XXX Dues	XXX	1	Closed	No XXX payment listed on 1008 or CD. Appraisal does not list subject property in a XXX, however a XXX is included in file.	XXX	Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;	XXX XXX - Recd revised appraisal report reflecting XXX property with annual XXX dues of $XXX.	XXX - Recd revised appraisal report reflecting XXX property with annual XXX dues of $XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025040464	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed	Initial CD issued XXX on page 119 is less than XXX business days from final CD issued XXX on page 52. -- The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX	Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;	XXX XXX - Recd initial XXX.	XXX - Recd initial CD.	XXX	C	A	C	A	C	A	C	A	C	A
2025040464	XXX	XXX	XXX	Compliance	XXX or XXX is Deficient	XXX	2	Acknowledged	NEW XXX - Recd revised appraisal report confirming borrower is obligated to pay annual XXX dues of $XXX (XXX). CD does not disclose any XXX property costs.		Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;	XXX XXX - Finding is downgraded to XXX/XXX with the attached XXX and cover letter. XXX XXX Rule to be applied. XXX-XXX property costs are out of scope, XXX is overstated at $XXX with XXX months disclosed over year XXX.	Client: XXX - Finding is downgraded to XXX/XXX with the attached XXX and cover letter. XXX XXX Rule to be applied. XXX-XXX property costs are out of scope, XXX is overstated at $XXX with XXX months disclosed over year XXX.	XXX	C	B	C	B	C	B	C	B	C	B
2025040455	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed	Missing proof of XXX and XXX on property recently purchased located at XXX, XXX, XXX. Missing proof of taxes on property located at XXX, XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - XXX has been self employed for XXX years as owner of XXX per XXX and XXX letter. B2 has been self employed for XXX years as owner of XXX Inc as verified per XXX and CPA letter.;	XXX XXX - Recd CD for recently acquired XXX and tax cert for other non-subject XXX.	XXX - Recd CD for recently acquired XXX and tax cert for other non-subject XXX.	XXX	C	A	C	A	C	A	C	A	C	A